Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Tocqueville Gold Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tocqueville Gold Fund’s (the “Gold Fund”) investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Gold Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Gold Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Gold Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Gold Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Gold Fund’s performance.  During its most recent fiscal year, the Gold Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus, because the “Financial Highlights” include only the direct operating expense incurred by the Fund and exclude Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Gold Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Gold Fund for the time periods indicated and then redeem all of your shares at the end of those periods  The Example also assumes that your investment has a 5% return each year and that the Gold Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Gold Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in gold and securities of companies located throughout the world, in both developed and emerging markets, that are engaged in mining or processing gold (“Gold Related Securities”).  The Gold Fund may also invest in other precious metals (“Other Precious Metals”).  However, no more than 20% of the Gold Fund’s total assets may be invested directly in gold bullion and other precious metals.

The investment strategy of the Gold Fund is value oriented and contrarian.  The Gold Fund seeks to invest in companies that have good long-term business fundamentals but are temporarily out of favor with investors, and hence have a market value lower than their intrinsic value.  The fundamental research based value orientation of the Advisor helps the portfolio manager find companies which have good businesses; the Advisor’s contrarian orientation enables the portfolio manager to buy them at what the portfolio managers believe to be attractive prices.

Value oriented means that the portfolio managers seek to invest in companies that are selling at a discount to their intrinsic value, and where business fundamentals are improving or expected to improve.  In assessing intrinsic value, the portfolio managers’ judgments will be based on a comparison of a company’s stock market value with various financial parameters, including historical and projected cash flow, book earnings, and net asset value.  In general, the portfolio managers seek companies that are characterized by strong management, business franchise, competitive position and financial structure, a clear strategy, free cash flow, large insider ownership, and shareholder oriented policies, among other things.

Contrarian means that the portfolio manager seeks investment opportunities in stocks and sectors that are out of favor with investors.   The portfolio managers consider a stock to be out of favor when its price has declined significantly or has lagged the relevant market index for an extended period of time and the consensus among investors does not expect improvement.

In general, the portfolio managers acquire their investment ideas by identifying companies whose stock prices are down, or have lagged the market.  The portfolio managers then analyze the quality of their business franchise and long-term fundamentals and make a judgment regarding their intrinsic value.  Alternatively, the portfolio managers may identify companies with strong long-term business fundamentals and then wait for them to fall out of favor with investors in order to buy them at a discount to intrinsic value.

The portfolio managers will purchase stocks for the Gold Fund’s portfolio when they meet the above criteria and when the portfolio managers believe that they have a limited risk of further decline.  The portfolio managers will sell stocks when they are no longer considered to be good values.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Gold Fund.  The Gold Fund is subject to the following risks:

●	the stock markets may go down; and

●	a stock or stocks selected for the Gold Fund’s portfolio may fail to perform as expected.

The Gold Fund is subject to the special risks associated with investing in gold and other precious metals, including:

●	the price of gold or other precious metals may be subject to wide fluctuation;

●	the market for gold or other precious metals is relatively limited;

●	the sources of gold or other precious metals are concentrated in countries that have the potential for instability; and

●	the market for gold and other precious metals is unregulated.

In addition, there are special risks associated with investing in non-U.S. securities, including:

●	the value of foreign currencies may decline relative to the U.S. dollar;

●	a foreign government may expropriate the Gold Fund’s assets;

●	political, social or economic instability in a foreign country in which the Gold Fund invests may cause the value of the Gold Fund’s investments to decline; and

●	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

The Gold Fund is also subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code if it derives more than 10% of its gross income from investment in gold bullion or other precious metals.  Failure to qualify as a regulated investment company would result in adverse tax consequences to the Gold Fund and its shareholders.  In order to ensure that it qualifies as a regulated investment company, the Gold Fund may be required to make investment decisions that are less than optimal or forego the opportunity to realize gains.

The Gold Fund is a non-diversified fund and therefore, compared to a diversified mutual fund, the Gold Fund is able to invest a greater portion of its assets in any one particular issuer.  The risk of investing in a non-diversified fund is that the fund may be more sensitive to changes in the market value of a single issuer.  The impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Gold Fund’s net asset value.  Investors should consider this greater risk versus the safety that comes with a more diversified portfolio.

Who may want to invest in the Gold Fund?

●
investors who want a diversified portfolio, however diversified is not intended to indicate that the Gold Fund is a diversified fund under the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”);

●	long-term investors with a particular goal, such as saving for retirement;

●	investors who want potential growth over time;

●	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

●
investors who want to diversify their portfolio or investors who want an investment that may provide protection against inflation or currency devaluation and are willing to accept the traditional risks associated with investment in gold and gold related securities.

Keep in mind that mutual fund shares:

●	are not deposits of any bank;

●	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

●	are subject to investment risks, including the possibility that you could lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Gold Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Gold Fund is a non-diversified fund and therefore, compared to a diversified mutual fund, the Gold Fund is able to invest a greater portion of its assets in any one particular issuer. The risk of investing in a non-diversified fund is that the fund may be more sensitive to changes in the market value of a single issuer. The impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Gold Fund’s net asset value. Investors should consider this greater risk versus the safety that comes with a more diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Keep in mind that mutual fund shares: are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table below provide some indication of the risks of investing in the Gold Fund by showing changes in the Gold Fund’s performance from year to year (on a calendar year basis) and by showing how the Gold Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2014 compare with those of the S&P 500® Index and the Philadelphia Stock Exchange Gold/Silver Index.  Please note that the Gold Fund’s performance (before and after taxes) is not an indication of how the Gold Fund will perform in the future.  In particular, in 2006, 2009 and 2010, the performance of the Gold Fund was achieved during a period of unusually favorable market conditions.  Such performance may not be sustainable.  Updated performance information is available at www.tocqueville.com/mutual-funds.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table below provide some indication of the risks of investing in the Gold Fund by showing changes in the Gold Fund’s performance from year to year (on a calendar year basis) and by showing how the Gold Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2014 compare with those of the S&P 500® Index and the Philadelphia Stock Exchange Gold/Silver Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tocqueville.com/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Gold Fund’s performance (before and after taxes) is not an indication of how the Gold Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During this period, the best performance for a quarter was 28.05% (for the quarter ended 9/30/09). The worst performance was -33.34% (for the quarter ended 6/30/13).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.34%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2014
Philadelphia Stock Exchange Gold/Silver Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Philadelphia Stock Exchange Gold/Silver Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.29%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(15.08%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.36%)
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses and taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.67%
The Tocqueville Gold Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,657
Annual Return 2005	rr_AnnualReturn2005	30.03%
Annual Return 2006	rr_AnnualReturn2006	39.24%
Annual Return 2007	rr_AnnualReturn2007	12.42%
Annual Return 2008	rr_AnnualReturn2008	(34.94%)
Annual Return 2009	rr_AnnualReturn2009	86.60%
Annual Return 2010	rr_AnnualReturn2010	53.33%
Annual Return 2011	rr_AnnualReturn2011	(15.85%)
Annual Return 2012	rr_AnnualReturn2012	(8.72%)
Annual Return 2013	rr_AnnualReturn2013	(48.26%)
Annual Return 2014	rr_AnnualReturn2014	(2.67%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.67%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(9.92%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.90%
The Tocqueville Gold Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.67%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(10.10%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.22%
The Tocqueville Gold Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.51%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.84%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.68%

[1]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, because the "Financial Highlights" include only the direct operating expense incurred by the Fund and exclude Acquired Fund Fees and Expenses.